Debt and Other Credit Facilities (Schedule of Outstanding Debt) (Details) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Feb. 07, 2020 USD ($)	Feb. 07, 2020 AUD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Total long-term debt	$ 1,596			$ 1,210
Less: current portion	12			27
Total long-term debt, net of current portion	1,584			1,183
Secured Debt | Term Loan A
Debt Instrument [Line Items]
Long-term debt	285			176
Unamortized debt issuance costs	(4)			(4)
Total long-term debt			$ 275
Secured Debt | Term Loan B
Debt Instrument [Line Items]
Long-term debt	516			756
Unamortized debt issuance costs	(16)			(15)
Total long-term debt		$ 520
Convertible Senior Notes
Debt Instrument [Line Items]
Long-term debt	350			350
Unamortized debt issuance costs	(40)			(53)
Senior Notes
Debt Instrument [Line Items]
Long-term debt	250			0
Unamortized debt issuance costs	(5)			0
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt	$ 260			$ 0